Operating Segment Information - Schedule of group's revenue from external customers by geographical areas (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 607,263,125	$ 580,006,276	$ 367,538,115
Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	376,324,880	455,955,912	288,591,129
Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	230,938,245	124,050,364	78,946,986
HK [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	234,603,029	139,527,942	168,331,673
HK [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	212,766,711	118,086,900	128,880,466
HK [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	21,836,318	21,441,042	39,451,207
CN [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	355,838,954	392,875,758	195,396,116
CN [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	163,447,101	300,078,498	158,780,244
CN [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	192,391,853	92,797,260	36,615,872
US [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		33,572,127
US [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		30,342,514
US [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		3,229,613
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	16,821,142	14,030,449	3,810,326
Other Countries [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	111,068	7,448,000	930,419
Other Countries [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 16,710,074	$ 6,582,449	$ 2,879,907